Document And Entity Information	Jul. 24, 2025
Document Information [Line Items]
Entity, Registrant Name	Orchid Island Capital, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 24, 2025
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-35236
Entity, Tax Identification Number	27-3269228
Entity, Address, Address Line One	3305 Flamingo Drive
Entity, Address, City or Town	Vero Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32963
City Area Code	772
Local Phone Number	231-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	ORC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001518621